Intangible Assets (Details) - Schedule of goodwill - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Details) - Schedule of goodwill [Line Items]
Goodwill	₪ 1,548	₪ 2,278
Domestic fixed-line communications [Member]
Intangible Assets (Details) - Schedule of goodwill [Line Items]
Goodwill	1,548	1,548
Cellular Communications [Member]
Intangible Assets (Details) - Schedule of goodwill [Line Items]
Goodwill		685
International Communications And Internet Services [Member]
Intangible Assets (Details) - Schedule of goodwill [Line Items]
Goodwill		₪ 45